Schedule of Stock Warrants Activity (Details) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 01, 2022	Mar. 30, 2022	Mar. 29, 2022	Jan. 01, 2022	Dec. 31, 2021	Oct. 31, 2021	Mar. 24, 2021
Class of warrant exercise price per share	$ 0.21
Creek Road Miners Inc [Member]
Warrant to purchase shares of common stock		21,948,266	166,660		600,000				2,933,340
Class of warrant exercise price per share									$ 1.50
Creek Road Miners Inc [Member] | Common Stock [Member]
Debt instrument, convertible, conversion price		$ 0.175
Warrant to purchase shares of common stock										300,000
Class of warrant exercise price per share						$ 1.50				$ 1.00
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member]
Debt instrument, convertible, conversion price									0.175
Class of warrant exercise price per share									$ 0.175
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Minimum [Member]
Warrant to purchase shares of common stock									10,000,000
Series A Preferred Stock [Member] | Creek Road Miners Inc [Member] | Maximum [Member]
Warrant to purchase shares of common stock									14,285,714
Series C Preferred Stock [Member] | Creek Road Miners Inc [Member]
Warrant to purchase shares of common stock							400,000	1,750,936
Class of warrant exercise price per share			$ 0.50			$ 1.50	$ 1.50	$ 2.50
Series B And Series C Preferred Stock holders [Member] | Creek Road Miners Inc [Member] | Support Aggreement [Member]
Class of warrant exercise price per share				$ 0.50